Acquisitions (Consolidated Pro Forma Results) (Details) (USD $) In Thousands, except Per Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
AMS [Member]
Revenue	$ 705,119	$ 532,939	$ 1,406,013	$ 1,032,585
Net income attributable to Endo Pharmaceuticals Holdings Inc.	14,810	26,925	89,740	56,385
Basic net income per share	$ 0.13	$ 0.23	$ 0.77	$ 0.48
Diluted net income per share	$ 0.12	$ 0.23	$ 0.74	$ 0.48
Qualitest [Member]
Revenue		481,382		926,193
Net income attributable to Endo Pharmaceuticals Holdings Inc.		50,004		109,787
Basic net income per share		$ 0.43		$ 0.94
Diluted net income per share		$ 0.43		$ 0.94
HealthTronics, Inc. [Member]
Revenue		446,824		859,625
Net income attributable to Endo Pharmaceuticals Holdings Inc.		$ 53,455		$ 115,163
Basic net income per share		$ 0.46		$ 0.99
Diluted net income per share		$ 0.46		$ 0.98